PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	June 30,	December 31,
	2025	2024

Office, equipment and facilities	$7,974	$6,440
R&D capitalization costs	3,469	3,396
Vehicles	2,198	2,127
Leasehold improvements	2,632	2,596
	16,273	14,559
Less: accumulated depreciation and amortization	11,406	9,893
Total property and equipment, net	$4,867	$4,666